Document and Entity Information	Mar. 11, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 11, 2022
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Arena Pharmaceuticals, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-31161
Entity Tax Identification Number	23-2908305
Entity Address, Address Line One	136 Heber Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Park City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84060
City Area Code	858
Local Phone Number	453-7200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001080709
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ARNA
Security Exchange Name	NASDAQ